Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee and, if applicable, the Board typically grant equity awards, including, if any, stock options, during their regularly scheduled meetings early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new hires. The Compensation Committee and the Board do not take material nonpublic information into account when determining the timing and terms of equity awards, including options. The Compensation Committee and the Board do not time the release of material nonpublic information to affect the value of executive compensation.

Award Timing Method
The Compensation Committee and, if applicable, the Board typically grant equity awards, including, if any, stock options, during their regularly scheduled meetings early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new hires. The Compensation Committee and the Board do not take material nonpublic information into account when determining the timing and terms of equity awards, including options. The Compensation Committee and the Board do not time the release of material nonpublic information to affect the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not take material nonpublic information into account when determining the timing and terms of equity awards, including options. The Compensation Committee and the Board do not time the release of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false